Share Based Compensations	12 Months Ended
Dec. 31, 2024
Share Based Compensations [Abstract]
SHARE BASED COMPENSATION

NOTE 14:- SHARE BASED COMPENSATION

In June and July 2021, the Company’s board of directors approved the issuance of options to purchase an aggregate of 285,422 Ordinary Shares, to be granted under the Company’s 2021 Share Option Plan, to certain employees, directors and consultants, upon the successful completion of an initial public offering.

On May 15, 2023, the compensation committee of the board of directors of the Company, approved the repricing of the exercise price of the existing options to purchase Ordinary Shares of certain of the Company’s officers, directors and service providers, who currently provide services to the Company, from $4.20 to $1.00 per share (the “Repricing”). Other than the exercise price, all other terms of the existing options granted to such officers and directors did not change. On June 28, 2023, the Company’s shareholders approved the Repricing. The Repricing was recognized as a modification with additional expense of $21,604 and $72,394 for the year ended December 31, 2024 and 2023, respectively.

On May 15, 2023, the board of directors of the Company approved an increase in the number of Ordinary Shares available for issuance under the Maris-Tech Ltd. 2021 Share Option Plan by 491,500 from 308,500 to 800,000 and a First Amendment to the Maris-Tech Ltd. 2021 Share Option Plan, giving effect to the increase.

Share-based compensation was recorded in the following items within the statements of operations:

Year ended December 31, 2024

Cost of revenues	$24,810
Research and development, net	38,514
Sales and marketing	18,315
General and administrative*	72,811

Total expenses	$154,450

●	Including $2,643 related to warrants to purchase up to 20,000 Ordinary Shares issued to two advisors (see Note 12).

A summary of the share option activity for the year ended December 31, 2024 is as follows:

	Number of options	Weighted average exercise price*)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value*)

Options outstanding as of January 1, 2024	216,426	$1.00	2.89	$10,821
Granted	488,526	$1.07	4.12	$1,939,448
Forfeited	10,000	$1.07	-	$39,800

Options outstanding as of December 31, 2024	694,952	$1.05	3.45	$2,772,858

Options exercisable as of December 31, 2024	146,328	$1.00	2.1	$591,165

*)	Reflets the Repricing.

The weighted-average grant-date fair value of options as of December 31, 2024 and 2023 was $1.06 and $1.09, respectively. Options to purchase an aggregate of 287,922 Ordinary Shares were granted during 2022 and no options were granted during 2023.

As of December 31, 2024, the Company had 548,624 unvested options. As of December 31, 2024, the unrecognized compensation cost related to all unvested options of $334,168 is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 2.57 years.